Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Verity U.S. Treasury Fund
Class Name	Investor Class
Trading Symbol	USTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Verity U.S. Treasury Fund for the period of December 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://verityinvest.com/ustvx/. You can also request this information by contacting us at 1-800-984-5014.
Additional Information Phone Number	1-800-984-5014
Additional Information Website	https://verityinvest.com/ustvx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.54%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Dear Shareholder:
The Verity U.S. Treasury Fund (USTVX) operates primarily in the U.S. Treasury market, which is influenced by macroeconomic factors such as interest rates, inflation, and economic growth. During the period from inception to September 30, 2024, the U.S. economy experienced a variety of market conditions, including changes in market interest rates, geopolitical events, and evolving economic indicators. For the period December 1, 2023, to September 30, 2024, the Fund had a return of 3.69% versus 6.53% for the Bloomberg Treasury Index and 4.55% for the Bloomberg Short Treasury Index.
The Fund’s investment strategy includes management of duration risk associated with U.S. government debt. The effectiveness of these strategies depends on the accuracy of interest rate forecasts and the overall economic environment. Due to conflicting economic growth, inflation and Fed policy data during the period, the Fund elected to stay in short duration securities, with the portfolio comprised of various short-term U.S. Treasury notes and bills with different maturities. Performance was stable in the face of fluctuating rates due to this positioning on the short end of the yield curve.
Investment Objective: The Verity U.S. Treasury Fund seeks to earn current income, consistent with preservation of principal. Application for purchase of shares must be preceded or accompanied by a prospectus.
The opinions expressed are those of Verity Asset Management and are subject to change, are not guaranteed, and should not be considered investment advice.
Investing involves risk. Principal loss is possible. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. The Fund seeks to achieve its investment objective by primarily investing in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury which are subject to market risk, interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Market prices for securities issued or guaranteed by the U.S. Treasury are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Past performance does not guarantee future results.
The Bloomberg Treasury Index measures U.S. dollar denominated, fixed rate, nominal debt issued by the U.S. Treasury. This index cannot be invested in directly.
The Bloomberg Short Treasury Index measures the performance of the U.S. Treasury bills, notes and bonds under 1 year to maturity. This index cannot be invested in directly.
Must be preceded or accompanied by the Fund’s current prospectus.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/01/2023)
Verity U.S. Treasury Fund Investor Class	3.69
Bloomberg Treasury Index	6.53
Bloomberg Short Treasury Total Return Index	4.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://verityinvest.com/ustvx/ for more recent performance information. Visit https://verityinvest.com/ustvx/ for more recent performance information.
Net Assets	$ 75,401,954
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 86,829
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$75,401,954
Number of Holdings	9
Net Advisory Fee	$86,829
Portfolio Turnover	32%
Average Credit Quality	AAA

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
U.S.Treasury Notes/Bonds	97.4%
First American Treasury Obligations Fund	2.2%

Updated Prospectus Web Address	https://verityinvest.com/ustvx/.